Equity accounted investees - Schedule of composition of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
December 31, 2022	R$ 64,484	R$ 83,139
Educbank Gestao de Pagamentos Educacionais S.A. ("Educbank")
Disclosure of associates [line items]
Interest %	45.00%	45.00%
Equity	R$ 24,026	R$ 41,485
Fair value	6,672	7,868
Goodwill	33,786	33,786
December 31, 2022	R$ 64,484	R$ 83,139	R$ 0